Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

March 5, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust
(filing relates to Legg Mason Western Asset Global Inflation Management Fund and
Legg Mason Western Asset Short Duration Municipal Income Fund (the “Funds”))
(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule
497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 184 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on February 22, 2012 and became effective on February 29, 2012, is the most recent amendment to the Trust’s Registration Statement.

Please call the undersigned at (617) 951-8267 or Mana Behbin at (202) 373-6599 with any questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz